Schedule of Investments (unaudited)	iShares® MSCI Saudi Arabia ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.1%
SAL Saudi Logistics Services	4,976	$341,778

Banks — 35.8%
Al Rajhi Bank	4,319,760	87,992,171
Alinma Bank	2,841,990	23,225,680
Arab National Bank	2,116,398	11,157,265
Bank AlBilad	1,485,457	12,892,496
Bank Al-Jazira(a)	1,416,040	5,681,938
Banque Saudi Fransi	1,433,556	12,838,205
Riyad Bank	3,374,884	22,013,810
Saudi Awwal Bank	2,244,958	22,955,837
Saudi Investment Bank (The)	649,117	2,165,913
Saudi National Bank (The)	6,497,900	59,010,010
		259,933,325
Building Products — 0.3%
Bawan Co.	42,637	486,539
Saudi Ceramic Co.(a)	171,265	1,559,082
		2,045,621
Capital Markets — 0.4%
Saudi Tadawul Group Holding Co.	46,970	2,969,150

Chemicals — 11.1%
Advanced Petrochemical Co.	386,150	4,139,883
Alujain Corp.(a)	79,487	871,559
National Industrialization Co.(a)	1,055,017	3,308,829
SABIC Agri-Nutrients Co.	448,431	12,702,369
Sahara International Petrochemical Co.	936,621	7,454,112
Saudi Aramco Base Oil Co.	25,514	887,642
Saudi Basic Industries Corp.	1,996,347	40,538,760
Saudi Industrial Investment Group	796,062	4,554,754
Saudi Kayan Petrochemical Co.(a)	1,106,702	2,351,672
Yanbu National Petrochemical Co.	408,620	3,946,987
		80,756,567
Commercial Services & Supplies — 0.5%
Catrion Catering Holding Co.	130,199	3,864,245

Construction & Engineering — 0.0%
Al Babtain Power & Telecommunication Co.	35,118	327,312

Construction Materials — 2.6%
Arabian Cement Co./Saudi Arabia	195,944	1,550,209
City Cement Co.	266,283	1,304,968
Eastern Province Cement Co.	168,664	1,468,227
Najran Cement Co.(a)	375,424	965,881
Northern Region Cement Co.	423,995	1,062,616
Qassim Cement Co. (The)	152,062	2,338,152
Saudi Cement Co.	247,518	2,959,763
Southern Province Cement Co	214,036	2,139,032
Yamama Cement Co.	346,552	2,980,913
Yanbu Cement Co.	264,148	2,017,714
		18,787,475
Consumer Finance — 0.0%
Nayifat Finance Co.(a)	89,532	312,716

Consumer Staples Distribution & Retail — 0.9%
Abdullah Al Othaim Markets Co.	1,298,517	3,889,124
Al-Dawaa Medical Services Co.	16,965	406,797
Almunajem Foods Co.	24,223	691,404
BinDawood Holding Co.	243,116	497,161
Nahdi Medical Co.	26,912	943,714
		6,428,200

Security	Shares	Value

Diversified Consumer Services — 0.3%
Ataa Educational Co.	32,780	$520,012
National Co. for Learning & Education	33,753	1,429,061
		1,949,073
Diversified REITs — 0.2%
Al Rajhi REIT	148,734	333,895
Jadwa REIT Saudi Fund	366,607	1,095,581
		1,429,476
Diversified Telecommunication Services — 5.6%
Etihad Atheeb Telecommunication Co.(a)	12,341	351,406
Saudi Telecom Co.	4,209,962	40,408,092
		40,759,498
Electric Utilities — 1.3%
Saudi Electricity Co.	2,104,289	9,398,001

Electrical Equipment — 0.1%
Electrical Industries Co.	673,370	977,620

Energy Equipment & Services — 0.1%
Ades Holding Co.(a)	76,358	367,672

Financial Services — 0.1%
Saudi Advanced Industries Co.	33,020	394,231
SHL Finance Co.	78,322	322,835
		717,066
Food Products — 3.8%
Al Jouf Agricultural Development Co.	36,852	620,690
Almarai Co. JSC	633,695	8,836,284
First Milling Co., NVS	15,925	301,726
Halwani Brothers Co.(a)	31,401	404,369
National Agriculture Development Co. (The)(a)	479,542	3,797,264
Saudia Dairy & Foodstuff Co.	49,278	4,427,623
Savola Group (The)(a)	684,256	7,888,843
Sinad Holding Co.(a)	318,789	1,087,930
Tanmiah Food Co.	12,405	382,892
		27,747,621
Gas Utilities — 0.4%
National Gas & Industrialization Co.	138,231	3,109,699

Ground Transportation — 0.7%
Lumi Rental Co.(a)	13,726	305,871
Saudi Public Transport Co.(a)	283,782	1,338,541
Theeb Rent A Car Co.	27,798	464,696
United International Transportation Co.	141,092	2,871,548
		4,980,656
Health Care Providers & Services — 5.0%
Al Hammadi Holding	251,243	3,239,148
Dallah Healthcare Co.	104,336	4,613,051
Dr Sulaiman Al Habib Medical Services Group Co.	157,692	11,226,965
Middle East Healthcare Co.(a)	143,815	2,806,745
Mouwasat Medical Services Co.	255,866	7,299,347
National Medical Care Co.	78,493	3,877,419
Saudi Chemical Co. Holding	1,425,332	3,503,762
		36,566,437
Hotels, Restaurants & Leisure — 1.2%
Alamar Foods, NVS	17,452	365,260
Herfy Food Services Co.(a)	100,758	770,186
Jahez International Co., NVS(a)	46,262	383,925
Leejam Sports Co. JSC	79,857	4,219,030
Seera Group Holding(a)	500,697	3,201,734
		8,940,135

Schedule of Investments (unaudited) (continued)	iShares® MSCI Saudi Arabia ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 4.0%
ACWA Power Co.	272,918	$29,335,327

Industrial Conglomerates — 0.3%
Astra Industrial Group	48,355	1,972,516

Insurance — 3.4%
Al Rajhi Co. for Co-operative Insurance(a)	119,863	4,836,146
Bupa Arabia for Cooperative Insurance Co.	191,663	11,804,237
Co. for Cooperative Insurance (The)	195,299	6,866,597
Mediterranean and Gulf Cooperative Insurance and Reinsurance Co. (The)(a)	44,922	352,001
Saudi Reinsurance Co.(a)	54,721	376,620
Walaa Cooperative Insurance Co.(a)	53,975	361,205
		24,596,806
IT Services — 1.6%
Al Moammar Information Systems Co.	20,942	811,050
Arabian Internet & Communications Services Co.	15,525	1,095,446
Elm Co.	41,072	8,770,102
Perfect Presentation For Commercial Services Co., NVS(a)	68,894	561,152
		11,237,750
Media — 0.9%
Arabian Contracting Services Co.	16,649	900,530
Saudi Research & Media Group(a)	101,315	5,523,444
		6,423,974
Metals & Mining — 4.8%
Al Masane Al Kobra Mining Co.	22,619	379,307
East Pipes Integrated Co. for Industry, NVS	19,502	781,984
Saudi Arabian Mining Co.(a)	2,682,964	33,109,582
Saudi Steel Pipe Co.(a)	36,497	710,910
		34,981,783
Multi-Utilities — 0.1%
Power & Water Utility Co. for Jubail & Yanbu	22,018	345,090

Oil, Gas & Consumable Fuels — 6.9%
Aldrees Petroleum and Transport Services Co.	152,243	4,537,103
Saudi Arabian Oil Co.(b)	5,896,947	45,587,935
		50,125,038
Paper & Forest Products — 0.1%
Middle East Paper Co.	53,235	572,369
Saudi Paper Manufacturing Co.	16,795	360,017
		932,386
Pharmaceuticals — 0.4%
Jamjoom Pharmaceuticals Factory Co., NVS	9,217	326,940
Middle East Pharmaceutical Co.(a)	10,367	353,794
Saudi Pharmaceutical Industries & Medical Appliances Corp.(a)	220,874	1,840,322
		2,521,056
Professional Services — 0.2%
Maharah Human Resources Co.	891,592	1,390,050

Real Estate Management & Development — 1.8%
Alandalus Property Co.	53,818	322,561

Security	Shares	Value

Real Estate Management & Development (continued)
Arriyadh Development Co.	350,939	$2,036,324
Dar Al Arkan Real Estate Development Co.(a)	1,431,715	4,557,730
Emaar Economic City(a)	1,339,448	2,403,566
Retal Urban Development Co., NVS	139,695	359,313
Saudi Real Estate Co.(a)	578,911	2,981,209
Sumou Real Estate Co., NVS	24,247	346,506
		13,007,209
Specialty Retail — 1.4%
AlSaif Stores For Development & Investment Co.	157,057	405,942
Jarir Marketing Co.	1,624,303	5,523,475
Saudi Automotive Services Co.	53,899	970,784
United Electronics Co.	139,217	3,316,189
		10,216,390
Textiles, Apparel & Luxury Goods — 0.0%
Alaseel Co.	281,435	337,901

Transportation Infrastructure — 0.7%
Saudi Ground Services Co.(a)	299,082	4,076,385
Sustained Infrastructure Holding Co.	90,480	870,098
		4,946,483
Water Utilities — 0.2%
AlKhorayef Water & Power Technologies Co.(a)	27,405	1,176,368

Wireless Telecommunication Services — 2.1%
Etihad Etisalat Co.	921,287	11,536,000
Mobile Telecommunications Co. Saudi Arabia	1,303,793	3,928,029
		15,464,029

Total Long-Term Investments — 99.4%
(Cost: $514,573,680)		721,719,499

Short-Term Securities

Money Market Funds — 3.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	21,670,000	21,670,000

Total Short-Term Securities — 3.0%
(Cost: $21,670,000)		21,670,000

Total Investments — 102.4%
(Cost: $536,243,680)		743,389,499

Liabilities in Excess of Other Assets — (2.4)%		(17,131,387)

Net Assets — 100.0%		$726,258,112

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Saudi Arabia ETF
May 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$21,670,000	(a)	$—	$—	$—	$21,670,000	21,670,000	$66,514	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	78	06/21/24	$4,120	$(97,725)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$120,408,155	$601,311,344	$—	$721,719,499
Short-Term Securities
Money Market Funds	21,670,000	—	—	21,670,000
	$142,078,155	$601,311,344	$—	$743,389,499

Schedule of Investments (unaudited) (continued)	iShares® MSCI Saudi Arabia ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(97,725)	$—	$—	$(97,725)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

JSC	Joint Stock Company
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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